Incentive Units	12 Months Ended
Dec. 31, 2025
Athena Technology Solutions Holdings, LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Incentive Units
14.	Incentive Units
The following table summarizes Incentive Units activity during the year ended December 31, 2025:

Incentive Units
Outstanding – December 31, 2024	5,725,164
Granted	2,100,000
Forfeited	(441,168)
Repurchased	(253,498)

Outstanding – December 31, 2025	7,130,498

Vested – December 31, 2025	3,666,580
Authorized – December 31, 2025	7,479,111
The compensation expense related to the Incentive Units recognized during the years ended December 31, 2025 and 2024 was $1,377 and $152, respectively.